Acceptances - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021
Bottom of range [member]
Disclosure Of Acceptances And Guarantees By Counterparty [Line Items]
Percentage Of Interest Rate On Acceptance From Indian Or Foreign Bank	0.40%
Percentage Of Interest Rate On Acceptance From Domestic Bank	4.25%
Top of range [member]
Disclosure Of Acceptances And Guarantees By Counterparty [Line Items]
Percentage Of Interest Rate On Acceptance From Indian Or Foreign Bank	3.50%
Percentage Of Interest Rate On Acceptance From Domestic Bank	6.65%